Debt (Details) - Schedule of debt - FaZe Clan Inc. [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt (Details) - Schedule of debt [Line Items]
Related Party Loans		$ 496	$ 1,022
Other Loans	37		119
Total Principal Amount Outstanding	69,360	34,144	24,430
Less: Short-Term Debt	(3,148)	(2,910)
Less: Unamortized Debt Issuance Costs	(404)	(251)
Long-Term Debt, Net $	65,808	30,983	$ 23,037
2021 Cox Convertible Promissory Note [Member]
Debt (Details) - Schedule of debt [Line Items]
Convertible Promissory Notes	10,000
2021 Convertible Promissory Notes [Member]
Debt (Details) - Schedule of debt [Line Items]
Convertible Promissory Notes	675
2020 Secured Convertible Promissory Note [Member]
Debt (Details) - Schedule of debt [Line Items]
Convertible Promissory Notes	55,000	30,000
2020 Convertible Promissory Notes [Member]
Debt (Details) - Schedule of debt [Line Items]
Convertible Promissory Notes	2,525	2,525
2020 PPP Loan [Member]
Debt (Details) - Schedule of debt [Line Items]
Convertible Promissory Notes	$ 1,123	$ 1,123